PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks
Brazil 4.0%
MercadoLibre, Inc.*	102,239	$196,522,783
NU Holdings Ltd. (Class A Stock)*	6,470,249	85,666,097
		282,188,880
Denmark 1.5%
Novo Nordisk A/S (Class B Stock)	1,220,384	103,030,517
France 4.8%
Hermes International SCA	121,219	340,947,813
India 1.2%
Varun Beverages Ltd.	5,781,392	35,735,366
Zomato Ltd.*	19,550,225	49,515,410
		85,250,776
Italy 4.1%
Ferrari NV	499,691	214,384,710
Moncler SpA	1,207,157	76,416,508
		290,801,218
Spain 2.7%
Industria de Diseno Textil SA	3,538,353	192,063,961
Switzerland 4.6%
Cie Financiere Richemont SA (Class A Stock)	1,108,293	214,253,745
Galderma Group AG*	886,568	107,760,722
		322,014,467
Taiwan 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,468,927	307,475,800
United States 69.2%
Amazon.com, Inc.*	1,450,623	344,784,075
Apple, Inc.	1,361,099	321,219,364
AppLovin Corp. (Class A Stock)*	261,414	96,616,000
Arista Networks, Inc.*	972,231	112,030,178
Broadcom, Inc.	663,791	146,877,035
Cadence Design Systems, Inc.*	499,906	148,782,024
Cava Group, Inc.*	1,068,074	144,243,394

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Comfort Systems USA, Inc.			222,198	$97,044,976
Constellation Energy Corp.			469,860	140,948,603
Costco Wholesale Corp.			177,027	173,465,217
Crowdstrike Holdings, Inc. (Class A Stock)*			389,165	154,914,912
CyberArk Software Ltd.*			317,106	117,639,984
Datadog, Inc. (Class A Stock)*(a)			649,999	92,761,357
Eli Lilly & Co.			75,542	61,270,605
Fair Isaac Corp.*			46,287	86,721,472
Intuitive Surgical, Inc.*			206,811	118,271,075
Meta Platforms, Inc. (Class A Stock)			609,964	420,374,989
Microsoft Corp.			485,334	201,442,730
Netflix, Inc.*			362,189	353,771,728
NVIDIA Corp.			2,855,208	342,824,825
Quanta Services, Inc.			433,850	133,456,598
Reddit, Inc. (Class A Stock)*			1,506,913	300,704,489
Samsara, Inc. (Class A Stock)*			1,377,927	70,963,240
Schneider Electric SE			284,443	72,141,795
ServiceNow, Inc.*			190,237	193,733,556
Snowflake, Inc. (Class A Stock)*			579,341	105,156,185
Spotify Technology SA*			357,650	196,188,907
Trade Desk, Inc. (The) (Class A Stock)*			569,546	67,593,719
Uber Technologies, Inc.*			789,555	52,781,752
				4,868,724,784

Total Long-Term Investments (cost $4,578,840,967)				6,792,498,216
Short-Term Investments 5.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	400,835,309	400,835,309
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $12,690,396; includes $12,154,986 of cash collateral for securities on loan)(b)(wb)	12,698,053	12,690,434

Total Short-Term Investments (cost $413,525,705)				413,525,743

TOTAL INVESTMENTS 102.4% (cost $4,992,366,672)				7,206,023,959
Liabilities in excess of other assets (2.4)%				(170,555,711)

Net Assets 100.0%				$7,035,468,248

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,930,582; cash collateral of $12,154,986 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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